Note 15 - Stock-based Compensation - Options Outstanding and Vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options outstanding (in shares)	167,717,500
Options outstanding, weighted average remaining contractual life (Year)	3 years 131 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0558	$ 0.0646
Options exercisable, number exercisable and vested (in shares)	149,417,350
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0586
Range 1 [Member]
Exercise price range, lower limit (in dollars per share)	0.0265
Exercise price range, upper limit (in dollars per share)	$ 0.0314
Number of options outstanding (in shares)	48,666,200
Options outstanding, weighted average remaining contractual life (Year)	4 years 211 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0306
Options exercisable, number exercisable and vested (in shares)	41,682,600
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0306
Range 2 [Member]
Exercise price range, lower limit (in dollars per share)	0.0318
Exercise price range, upper limit (in dollars per share)	$ 0.0472
Number of options outstanding (in shares)	30,536,650
Options outstanding, weighted average remaining contractual life (Year)	5 years 135 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0385
Options exercisable, number exercisable and vested (in shares)	19,220,100
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0405
Range 3 [Member]
Exercise price range, lower limit (in dollars per share)	0.0506
Exercise price range, upper limit (in dollars per share)	$ 0.064
Number of options outstanding (in shares)	35,137,550
Options outstanding, weighted average remaining contractual life (Year)	2 years 14 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0579
Options exercisable, number exercisable and vested (in shares)	35,137,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0579
Range 4 [Member]
Exercise price range, lower limit (in dollars per share)	0.0644
Exercise price range, upper limit (in dollars per share)	$ 0.08
Number of options outstanding (in shares)	35,697,550
Options outstanding, weighted average remaining contractual life (Year)	2 years 299 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0782
Options exercisable, number exercisable and vested (in shares)	35,697,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0782
Range 5 [Member]
Exercise price range, lower limit (in dollars per share)	0.0872
Exercise price range, upper limit (in dollars per share)	$ 0.1122
Number of options outstanding (in shares)	17,679,550
Options outstanding, weighted average remaining contractual life (Year)	83 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.106
Options exercisable, number exercisable and vested (in shares)	17,679,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.106